Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2010
Prospectus

A special meeting of Home Finance Portfolio shareholders was held on November 16, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect on December 1, 2010.

Effective December 1, 2010, Home Finance Portfolio will be renamed Consumer Finance Portfolio and will compare its performance to the S&P® Consumer Finance Index.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

Effective December 1, 2010, the following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 12.

  Normally investing at least 80% of assets in securities of companies principally engaged in providing products and services associated with consumer finance.

Effective December 1, 2010, the following information replaces the third bullet found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 12.

  Consumer Finance Industry Concentration. The consumer finance industry can be significantly affected by governmental regulation, changing economic conditions, demand for consumer loans, interest rate changes and refinancing activity.

Effective December 1, 2010, the following information supplements similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 12.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Effective December 1, 2010, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 18.

Consumer Finance Portfolio

The fund invests primarily in companies providing products and services associated with consumer finance. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies include, for example, financial institutions providing auto loans, credit cards, mortgages, student loans, or services related to these activities.

Effective December 1, 2010, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 18.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for Banking Portfolio and Financial Services Portfolio, which are diversified funds).

Effective December 1, 2010, the following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 18.

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Banking Portfolio and Financial Services Portfolio) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

Effective December 1, 2010, the following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 19.

The consumer finance industry can be significantly affected by governmental regulation, changing economic conditions, demand for consumer loans, interest rate changes and refinancing activity. Profitability can be largely dependent on the availability and cost of capital funds and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the consumer finance industry. Companies in the consumer finance industry are subject to extensive governmental regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable.

Effective December 1, 2010, the following information supplements similar information found under the heading "Additional Information about the Indexes" in the "Appendix" section on page 34.

S&P Consumer Finance Index is a modified market capitalization-weighted index designed to measure the performance of a subset of companies trading on U.S. stock exchanges whose primary business is related to consumer lending and consumer finance related activities.

SELFIN-10-03 November 18, 2010
1.916419.102

Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Home Finance Portfolio (FSVLX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

A special meeting of Home Finance Portfolio shareholders was held on November 16, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect December 1, 2010.

Effective December 1, 2010, Home Finance Portfolio will be renamed Consumer Finance Portfolio. All references to the former name are replaced with the new name as appropriate.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

A special meeting of Environmental Portfolio shareholders was held on June 15, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect July 1, 2010.

Effective July 1, 2010, Environmental Portfolio will be renamed Environment and Alternative Energy Portfolio. All references to the former name are replaced with the new name as appropriate.

Effective July 1, 2010, Anna Davydova will manage Environment and Alternative Energy Portfolio.

Effective December 1, 2010, the following replaces similar information under the heading "Diversification" in the "Investment Policies and Limitations" section on page 3.

For Banking Portfolio, Financial Services Portfolio, and Natural Resources Portfolio:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective July 1, 2010, the following replaces similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

For each fund (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

SELB-10-10 November 18, 2010
1.475630.155

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective July 1, 2010, the following supplements similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

For Environment and Alternative Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the environment and alternative energy industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective December 1, 2010, the following replaces similar information under the heading "Concentration" in the "Investment Policies and Limitations" section on page 5.

For Consumer Finance Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer finance industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective July 1, 2010, the following replaces similar information under the heading "In addition, as a matter of fundamental Policy" in the "Investment Policies and Limitations" section on page 7.

Environment and Alternative Energy Portfolio invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

Effective December 1, 2010, the following replaces similar information under the heading "In addition, as a matter of fundamental Policy" in the "Investment Policies and Limitations" section on page 7.

Consumer Finance Portfolio invests primarily in companies providing products and services associated with consumer finance.

Effective December 1, 2010, the following replaces similar information under the heading "Diversification" in the "Investment Policies and Limitations" section beginning on page 8.

For each fund (other than Banking Portfolio, Financial Services Portfolio, and Natural Resources Portfolio):

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Sharaf as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 430	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($430 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Schuldt as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 534	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Computers Portfolio ($534 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Bullock as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 165	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($165 (in millions) assets managed).

The following table provides information relating to other accounts managed by Peter Dixon as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 516	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($223 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2010
Mahmoud Sharaf	Chemicals Portfolio	None
Matthew Schuldt	Computers Portfolio	None
Steven Bullock	Industrial Equipment Portfolio	$10,001 - $50,000
Peter Dixon	Retailing Portfolio	None

Effective June 8, 2010, Ryan Oldham has replaced James McElligott as Portfolio Manager of Natural Gas Portfolio. All references to James McElligott in the "Management Contracts" section beginning on page 55 are no longer applicable.

The following table provides information relating to other accounts managed by Mr. Oldham as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 958	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Gas Portfolio ($855 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2010
Ryan Oldham	Natural Gas Portfolio	$10,001 - $50,000

Effective June 30, 2010, Jonathan Kasen will manage Energy Service Portfolio and Jean Park will manage Leisure Portfolio. The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Kasen as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,111	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Service Portfolio ($1,111 (in millions) assets managed).

The following table provides information relating to other accounts managed by Ms. Park as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 285	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($285 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2010
Jonathan Kasen	Energy Service Portfolio	$10,001 - $50,000
Jean Park	Leisure Portfolio	$10,001 - $50,000

Effective August 31, 2010, Sean Gavin manages Air Transportation Portfolio and Transportation Portfolio. The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Gavin as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 504	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Air Transportation Portfolio ($146 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Gavin as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 504	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Transportation Portfolio ($358 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of September 30, 2010
Sean Gavin	Air Transportation Portfolio	None
Sean Gavin	Transportation Portfolio	None